Accounting policies - Levels 3 Change in Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Measurement of financial assets and liabilities and recognition of fair value changes
Projected shift in HPI spot rate, Assets (as a percent)	10.00%
Projected shift in HPI spot rate, Liabilities (as a percent)	10.00%
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Net (loss) gain recognized in profit or loss arising from models whose significant inputs are unobservable market data	€ (116.0)	€ 60.0	€ (28.0)
Loans and advances - Customers | Financial assets designated at fair value through profit or loss | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial assets, Unfavourable scenario	(6.7)
Impact on financial assets, Favourable scenario	6.3
Debt and equity instruments | Financial assets designated at fair value through profit or loss | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial assets, Unfavourable scenario	(7.6)
Impact on financial assets, Favourable scenario	8.2
Debt and equity instruments | Financial assets designated at fair value through profit or loss | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HPI spot rate
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial assets, Unfavourable scenario	(12.5)
Impact on financial assets, Favourable scenario	12.5
Debt and equity instruments | Financial assets available for sale | Present Value Method And Other, Default And Prepayment Rates, Etc. [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial assets, Unfavourable scenario	(3.0)
Impact on financial assets, Favourable scenario	3.0
Debt and equity instruments | Financial assets available for sale | Present Value Method And Other Valuation, Litigation Contingencies [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial assets, Unfavourable scenario	(22.0)
Impact on financial assets, Favourable scenario	€ 11.8
Derivatives | Financial assets held for trading | Present Value Method
Measurement of financial assets and liabilities and recognition of fair value changes
Change of plus or (minus) basis points, Assets (as a percent)	1.00%
Derivatives | Financial assets held for trading | Present Value, Curves On TAB Indices Approach [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial assets, Unfavourable scenario	€ (0.2)
Impact on financial assets, Favourable scenario	0.2
Derivatives | Financial assets held for trading | Present Value Long Term Volatility In MXN Approach [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial assets, Unfavourable scenario	(0.1)
Impact on financial assets, Favourable scenario	0.1
Derivatives | Financial assets held for trading | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial assets, Unfavourable scenario	(25.9)
Impact on financial assets, Favourable scenario	27.7
Derivatives | Financial assets held for trading | Present Value Method, Modified Black-Scholes Model, HPI spot rate
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial assets, Unfavourable scenario	(9.4)
Impact on financial assets, Favourable scenario	9.4
Derivatives | Financial assets held for trading | Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial assets, Unfavourable scenario	(1.8)
Impact on financial assets, Favourable scenario	0.3
Derivatives | Financial assets held for trading | Standard Gaussian Copula Model, Probability Of Default [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial assets, Unfavourable scenario	(2.4)
Impact on financial assets, Favourable scenario	2.1
Derivatives | Financial assets held for trading | Standard Gaussian Copula Model, Reversal To The Average Interest Rate [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial assets, Unfavourable scenario	(1.1)
Impact on financial assets, Favourable scenario	€ 1.1
Minimum
Measurement of financial assets and liabilities and recognition of fair value changes
Potential downward movement from current parameter of mean reversion of interest rates, Liabilities (as a percent)	0.0001%
Minimum | Loans and advances - Customers | Financial assets designated at fair value through profit or loss | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
HPI forward growth rate, Assets (as a percent)	0.00%
Minimum | Debt and equity instruments | Financial assets designated at fair value through profit or loss | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate
Measurement of financial assets and liabilities and recognition of fair value changes
HPI forward growth rate, Assets (as a percent)	0.00%
Minimum | Debt and equity instruments | Financial assets available for sale | Present Value Method And Other Valuation, Litigation Contingencies [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Litigation contingencies, Assets (as a percent)	0.00%
Minimum | Derivatives | Financial assets held for trading | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate
Measurement of financial assets and liabilities and recognition of fair value changes
HPI forward growth rate, Assets (as a percent)	0.00%
Minimum | Derivatives | Financial assets held for trading | Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
FX Volatility in long-term, Assets (as a percent)	11.00%
Minimum | Derivatives | Financial assets held for trading | Standard Gaussian Copula Model, Probability Of Default [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Probability of default, Assets (as a percent)	0.00%
Minimum | Derivatives | Financial assets held for trading | Standard Gaussian Copula Model, Reversal To The Average Interest Rate [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Mean reversion of interest rates, Assets (as a percent)	(2.00%)
Maximum | Hedging derivatives, category
Measurement of financial assets and liabilities and recognition of fair value changes
Potential downward movement from current parameter of mean reversion of interest rates, Liabilities (as a percent)	0.03%
Maximum | Loans and advances - Customers | Financial assets designated at fair value through profit or loss | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
HPI forward growth rate, Assets (as a percent)	5.00%
Maximum | Debt and equity instruments | Financial assets designated at fair value through profit or loss | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate
Measurement of financial assets and liabilities and recognition of fair value changes
HPI forward growth rate, Assets (as a percent)	5.00%
Maximum | Debt and equity instruments | Financial assets available for sale | Present Value Method And Other Valuation, Litigation Contingencies [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Litigation contingencies, Assets (as a percent)	100.00%
Maximum | Derivatives | Financial assets held for trading | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate
Measurement of financial assets and liabilities and recognition of fair value changes
HPI forward growth rate, Assets (as a percent)	5.00%
Maximum | Derivatives | Financial assets held for trading | Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
FX Volatility in long-term, Assets (as a percent)	21.00%
Maximum | Derivatives | Financial assets held for trading | Standard Gaussian Copula Model, Probability Of Default [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Probability of default, Assets (as a percent)	5.00%
Maximum | Derivatives | Financial assets held for trading | Standard Gaussian Copula Model, Reversal To The Average Interest Rate [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Mean reversion of interest rates, Assets (as a percent)	2.00%
Weighted average | Loans and advances - Customers | Financial assets designated at fair value through profit or loss | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
HPI forward growth rate, Assets (as a percent)	2.57%
Weighted average | Debt and equity instruments | Financial assets designated at fair value through profit or loss | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate
Measurement of financial assets and liabilities and recognition of fair value changes
HPI forward growth rate, Assets (as a percent)	2.42%
Weighted average | Debt and equity instruments | Financial assets designated at fair value through profit or loss | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HPI spot rate
Measurement of financial assets and liabilities and recognition of fair value changes
HPI spot rate, Assets	772.64
Weighted average | Debt and equity instruments | Financial assets available for sale | Present Value Method And Other Valuation, Litigation Contingencies [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Litigation contingencies, Assets (as a percent)	35.00%
Weighted average | Derivatives | Financial assets held for trading | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate
Measurement of financial assets and liabilities and recognition of fair value changes
HPI forward growth rate, Assets (as a percent)	2.42%
Weighted average | Derivatives | Financial assets held for trading | Present Value Method, Modified Black-Scholes Model, HPI spot rate
Measurement of financial assets and liabilities and recognition of fair value changes
HPI spot rate, Assets	772.64
Weighted average | Derivatives | Financial assets held for trading | Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
FX Volatility in long-term, Assets (as a percent)	15.70%
Weighted average | Derivatives | Financial assets held for trading | Standard Gaussian Copula Model, Probability Of Default [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Probability of default, Assets (as a percent)	2.32%
Weighted average | Derivatives | Financial assets held for trading | Standard Gaussian Copula Model, Reversal To The Average Interest Rate [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Mean reversion of interest rates, Assets (as a percent)	0.00%
Derivatives | Financial liabilities held for trading | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial liabilities, Unfavourable scenario	€ (9.4)
Impact on financial liabilities, Favourable scenario	8.1
Derivatives | Financial liabilities held for trading | Present Value Method, Modified Black-Scholes Model, HPI spot rate
Measurement of financial assets and liabilities and recognition of fair value changes
Impact on financial liabilities, Unfavourable scenario	(9.2)
Impact on financial liabilities, Favourable scenario	€ 10.0
Derivatives | Financial liabilities held for trading | Present Value Method, Modified Black Scholes Model Approach, Curves On Tab Indices [Member]
Measurement of financial assets and liabilities and recognition of fair value changes
Change of plus or (minus) basis points, Liabilities (as a percent)	1.00%
Derivatives | Financial liabilities held for trading | Advanced multi-factor interest rate models
Measurement of financial assets and liabilities and recognition of fair value changes
Mean reversion of interest rates, Liabilities (as a percent)	0.01%
Impact on financial liabilities, Unfavourable scenario	€ (0.6)
Impact on financial liabilities, Favourable scenario	€ 0.6
Derivatives | Minimum | Financial liabilities held for trading | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate
Measurement of financial assets and liabilities and recognition of fair value changes
HPI forward growth rate, Liabilities (as a percent)	0.00%
Derivatives | Minimum | Financial liabilities held for trading | Advanced multi-factor interest rate models
Measurement of financial assets and liabilities and recognition of fair value changes
Mean reversion of interest rates, Liabilities (as a percent)	(2.00%)
Derivatives | Minimum | Hedging derivatives, category | Advanced multi-factor interest rate models
Measurement of financial assets and liabilities and recognition of fair value changes
Mean reversion of interest rates, Liabilities (as a percent)	0.0001%
Derivatives | Maximum | Financial liabilities held for trading | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate
Measurement of financial assets and liabilities and recognition of fair value changes
HPI forward growth rate, Liabilities (as a percent)	5.00%
Derivatives | Maximum | Financial liabilities held for trading | Advanced multi-factor interest rate models
Measurement of financial assets and liabilities and recognition of fair value changes
Mean reversion of interest rates, Liabilities (as a percent)	2.00%
Derivatives | Maximum | Hedging derivatives, category | Advanced multi-factor interest rate models
Measurement of financial assets and liabilities and recognition of fair value changes
Mean reversion of interest rates, Liabilities (as a percent)	0.03%
Derivatives | Weighted average | Financial liabilities held for trading | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate
Measurement of financial assets and liabilities and recognition of fair value changes
HPI forward growth rate, Liabilities (as a percent)	2.32%
Derivatives | Weighted average | Financial liabilities held for trading | Present Value Method, Modified Black-Scholes Model, HPI spot rate
Measurement of financial assets and liabilities and recognition of fair value changes
HPI spot rate, Assets	727.14
Derivatives | Weighted average | Hedging derivatives, category | Advanced multi-factor interest rate models
Measurement of financial assets and liabilities and recognition of fair value changes
Mean reversion of interest rates, Liabilities (as a percent)	0.01%